Scudder Emerging Markets
Income Fund

Supplement to Prospectus Dated
March 1, 2000

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The following information replaces the current disclosure for Scudder Emerging
Markets Income Fund in "The portfolio managers" section of the Prospectus:


  Jan C. Faller
  Lead Portfolio Manager
    o Began investment career in 1988
    o Joined the adviser in 1999
    o Joined the fund team in 2001

  Jack Janasiewicz
    o Began investment career in 1994
    o Joined the adviser in 1994
    o Joined the fund team in 2000





February 16, 2001